Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year	Amount
2016	308,513
2017	317,768
2018	343,311
2019	356,813
2020	367,517
Thereafter	441,941
Total	$2,135,863

Schedula of future minimum payments under non-cancelable capital leases
Year	Amount
2016	90,936
2017	81,228
Total	$172,164